Fair Value Measurements and Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Measurements and Financial Instruments

Note 9
Fair Value Measurements and Financial Instruments

Recurring Fair Value Measurements

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total

Assets:
Short-term investments:
Equity securities	$265	$-	$-	$265
Fixed income securities	-	85	-	85
Other current assets:
Fixed income securities	250	-	-	250
Other assets:
Fixed income securities	-	928	-	928
Interest rate swaps	-	128	-	128
Net investment hedges	-	13	-	13
Cross currency swaps	-	1	-	1

Total	$515	$1,155	$-	$1,670

Liabilities:
Other liabilities:
Interest rate swaps	$-	$19	$-	$19
Cross currency swaps	-	1,638	-	1,638
Forward interest rate swaps	-	24	-	24

Total	$-	$1,681	$-	$1,681

(1)quoted prices in active markets for identical assets or liabilities

(2)observable inputs other than quoted prices in active markets for identical assets and liabilities

(3)no observable pricing inputs in the market

Equity securities consist of investments in common stock of domestic and international corporations measured using quoted prices in active markets.

Fixed income securities consist primarily of investments in municipal bonds as well as U.S. Treasury securities. We use quoted prices in active markets for our U.S. Treasury securities, therefore these securities are classified as Level 1. For all other fixed income securities that do not have quoted prices in active markets, we use alternative matrix pricing resulting in these debt securities being classified as Level 2.

Derivative contracts are valued using models based on readily observable market parameters for all substantial terms of our derivative contracts and thus are classified within Level 2. We use mid-market pricing for fair value measurements of our derivative instruments. Our derivative instruments are recorded on a gross basis.

We recognize transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the fair value hierarchy during 2015.

Fair Value of Short-term and Long-term Debt

The fair value of our debt is determined using various methods, including quoted prices for identical terms and maturities, which is a Level 1 measurement, as well as quoted prices for similar terms and maturities in inactive markets and future cash flows discounted at current rates, which are Level 2 measurements. The fair value of our short-term and long-term debt, excluding capital leases, was as follows:

			(dollars in millions)
At December 31,	2015		2014

	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Short- and long-term debt, excluding capital leases	$108,772	$118,216	$112,248	$126,549

Derivative Instruments

Interest Rate Swaps

We enter into domestic interest rate swaps to achieve a targeted mix of fixed and variable rate debt. We principally receive fixed rates and pay variable rates based on LIBOR, resulting in a net increase or decrease to Interest expense. These swaps are designated as fair value hedges and hedge against changes in the fair value of our debt portfolio. We record the interest rate swaps at fair value on our consolidated balance sheets as assets and liabilities.

During the third quarter of 2015, we entered into interest rate swaps with a total notional value of $3.2 billion. During the fourth quarter of 2015, we entered into interest rate swaps with a total notional value of $2.6 billion. At December 31, 2015 and 2014, the total notional amount of the interest rate swaps was $7.6 billion and $1.8 billion, respectively. The fair value of these contracts was $0.1 billion at December 31, 2015 and was not material at December 31, 2014. The ineffective portion of these interest rate swaps was not material at December 31, 2015 and 2014.

Forward Interest Rate Swaps

In order to manage our exposure to future interest rate changes, we have entered into forward interest rate swaps. We designated these contracts as cash flow hedges. At December 31, 2014, these swaps had a notional value of $2.0 billion. The fair value of these contracts was $0.2 billion at December 31, 2014, which was included within Other liabilities on our consolidated balance sheet. During the third quarter of 2015, we settled these forward interest rate swaps and the pre-tax loss was not material. During the third quarter of 2015, we entered into forward interest rate swaps with a total notional value of $0.8 billion. The fair value of these contracts was not material at December 31, 2015.

Cross Currency Swaps

Verizon Wireless previously entered into cross currency swaps designated as cash flow hedges to exchange approximately $1.6 billion of British Pound Sterling and Euro-denominated debt into U.S. dollars and to fix our future interest and principal payments in U.S. dollars, as well as to mitigate the impact of foreign currency transaction gains or losses. In June 2014, we settled $0.8 billion of these cross currency swaps and the gains with respect to these swaps were not material. In December 2015, we settled $0.6 billion of these cross currency swaps on maturity.

During the first quarter of 2014, we entered into cross currency swaps designated as cash flow hedges to exchange approximately $5.4 billion of Euro and British Pound Sterling denominated debt into U.S. dollars. During the second quarter of 2014, we entered into cross currency swaps designated as cash flow hedges to exchange approximately $1.2 billion of British Pound Sterling denominated debt into U.S. dollars. During the fourth quarter of 2014, we entered into cross currency swaps designated as cash flow hedges to exchange approximately $3.0 billion of Euro denominated debt into U.S. dollars and to fix our future interest and principal payments in U.S. dollars. Each of these cross currency swaps was entered into in order to mitigate the impact of foreign currency transaction gains or losses.

A portion of the gains and losses recognized in Other comprehensive income was reclassified to Other income and (expense), net to offset the related pre-tax foreign currency transaction gain or loss on the underlying debt obligations. The fair value of the outstanding swaps was $1.6 billion and $0.6 billion, which was primarily included within Other liabilities on our consolidated balance sheets at December 31, 2015 and 2014, respectively. At December 31, 2015, the total notional amount of the cross currency swaps was $9.7 billion. During 2015 and 2014, a pre-tax loss of $1.2 billion and a pre-tax loss of $0.1 billion, respectively, was recognized in Other comprehensive income with respect to these swaps.

Net Investment Hedges

We entered into foreign currency forward contracts that are designated as net investment hedges to mitigate foreign exchange exposure related to non-U.S. dollar net investments in certain foreign subsidiaries against changes in foreign exchange rates. During the third quarter of 2015, we entered into net investment hedges with a total notional value of $0.9 billion with the contract tenor maturing in 2018. The fair value of these contracts was not material at December 31, 2015.

Concentrations of Credit Risk

Financial instruments that subject us to concentrations of credit risk consist primarily of temporary cash investments, short-term and long-term investments, trade receivables, certain notes receivable, including lease receivables, and derivative contracts. Our policy is to deposit our temporary cash investments with major financial institutions. Counterparties to our derivative contracts are also major financial institutions with whom we have negotiated derivatives agreements (ISDA master agreement) and credit support annex agreements which provide rules for collateral exchange. We generally apply collateralized arrangements with our counterparties for uncleared derivatives to mitigate credit risk. At December 31, 2015 and 2014, we posted collateral of approximately $0.1 billion and $0.6 billion, respectively, related to derivative contracts under collateral exchange arrangements, which were recorded as Prepaid expenses and other in our consolidated balance sheets. During the first and second quarters of 2015, we paid an immaterial amount of cash to enter into amendments to certain collateral exchange arrangements. These amendments suspend cash collateral posting for a specified period of time by both counterparties. We may enter into swaps on an uncollateralized basis in certain circumstances. While we may be exposed to credit losses due to the nonperformance of our counterparties, we consider the risk remote and do not expect the settlement of these transactions to have a material effect on our results of operations or financial condition.

Nonrecurring Fair Value Measurements

The Company measures certain assets and liabilities at fair value on a nonrecurring basis. During the fourth quarter of 2014, certain long-lived assets met the criteria to be classified as held for sale. At that time, the fair value of these long-lived assets was measured, resulting in expected disposal losses of $0.1 billion. The fair value of these assets held for sale was measured with the assistance of third-party appraisals and other estimates of fair value, which used market approach techniques as part of the analysis. The fair value measurement was categorized as Level 3, as significant unobservable inputs were used in the valuation. The expected disposal losses, which represented the difference between the fair value less cost to sell and the carrying amount of the assets held for sale, were included in Selling, general and administrative expenses.